Condensed Financial Information of the Parent Company (Tables)	12 Months Ended
Jun. 30, 2021
Condensed Financial Information Disclosure [Abstract]
Schedule of parent company balance sheets
	June 30, 2021	June 30, 2020
ASSETS
CURRENT ASSETS:
Cash	$26,636	$793,234
Other receivables	8,900	1,002,300
Prepayments and advances	4,300	150,000
Total current assets	39,836	1,945,534

OTHER ASSETS:
Intercompany receivable	74,858,613	1,709,710
Investment in subsidiaries	2,459,560	3,457,764
Total other assets	77,318,173	5,167,474

Total assets	$77,358,009	$7,113,008

LIABILITIES AND SHAREHOLDERS’ EQUITY

CURRENT LIABILITIES:
Other payables and accrued liabilities	$396,797	$511,799
Other payables - shareholders	10,711	10,711
Total current liabilities	407,508	552,510

Total liabilities	407,508	552,510

COMMITMENTS AND CONTINGENCIES

SHAREHOLDERS’ EQUITY:
Preferred share, $0.001 par value, 1,000,000 shares authorized, no share issued or outstanding	-	-
Ordinary share, $0.001 par value, 200,000,000 shares authorized, 110,356,629 and 25,623,822 shares issued and outstanding as of June 30, 2021 and 2020, respectively	110,357	25,624
Additional paid-in-capital	147,684,772	69,689,789
Deferred stock compensation	(682,383)	(1,201,183)
Deficit	(70,162,245)	(61,923,732)
Total shareholders’ equity	76,950,501	6,590,498
Total liabilities and shareholders’ equity	$77,358,009	$7,113,008

Schedule of parent company statements of operations and comprehensive loss
	For the Years Ended June 30,
	2021	2020	2019
GENERAL AND ADMINISTRATIVE EXPENSES	$(2,821,121)	$(1,402,044)	$(1,756,972)
STOCK COMPENSATION EXPENSE	(5,717,900)	(3,444,617)	(4,592,200)
LOSS FROM OPERATIONS	(8,539,021)	(4,846,661)	(6,349,172)

OTHER INCOME (EXPENSE), NET
Interest income	-	-	84
Finance expense	(6,480)	(5,007)	(1,465)
Equity loss of subsidiaries	(1,118,204)	(12,562,142)	(8,037,977)
Gain on debt settlement	25,092	-	-
Gain on sale of subsidiaries	1,400,100	5,787,213	-
TOTAL OTHER INCOME (EXPENSE), NET	300,508	(6,779,936)	(8,039,358)

NET LOSS	(8,238,513)	(11,626,597)	(14,388,530)

OTHER COMPREHENSIVE LOSS:
Foreign currency translation loss	-	-	(335,080)

COMPREHENSIVE LOSS	$(8,238,513)	$(11,626,597)	$(14,723,610)

Schedule of parent company statements of cash flows
	For the Years Ended June 30,
	2021	2020	2019
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$(8,238,513)	$(11,626,597)	$(14,388,530)
Adjustments to reconcile net loss to cash used in operating activities:
Stock compensation expense	5,717,900	3,444,617	4,592,200
Equity loss of subsidiaries	1,118,204	12,562,142	8,037,977
Gain on debt settlement	(25,092)	-	-
Gain on sale of discontinued operations	(1,400,100)	(5,787,213)	-
Changes in operating assets and liabilities
Other receivables	(6,600)	-	-
Prepayments and advances	(4,300)	(125,000)	15,458
Intercompany receivables	(65,500,903)	(1,231,449)	(575,094)
Other payables and accrued liabilities	60,090	93,711	509,381
Other payables – related parties	-	-	540,000
Net cash used in operating activities	(68,279,314)	(2,669,789)	(1,268,608)

CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of equipment	-	(2,000,000)	-
Proceeds from disposal of subsidiaries	100	600,000	-
Net cash provided by (used in) investing activities	100	(1,400,000)	-

CASH FLOWS FROM FINANCING ACTIVITIES:
Borrowings from shareholders	-	300,000	-
Proceeds from sale of ordinary shares	62,341,025	4,502,901	950,000
Proceeds from exercise of warrants	5,171,591	-	-
Net cash provided by financing activities	67,512,616	4,802,901	950,000

NET CHANGE IN CASH	(766,598)	733,112	(318,608)

CASH, beginning of year	793,234	60,122	378,730

CASH, end of year	$26,636	$793,234	$60,122

NON-CASH TRANSACTIONS OF INVESTING AND FINANCING ACTIVITIES:
Accrued liabilities reclassified to loans payable – employees upon tri-party agreements	$-	$-	$308,089
Ordinary shares issued to repay other payables – related parties and service providers	$-	$1,137,378	$4,928,400
Ordinary shares issued to repay debt in subsidiary	$-	$5,240,679	$-
Ordinary share issued for acquisition of subsidiary	$-	$1,889,799	$-
Ordinary share issued for acquisition of equipment	$3,818,000	$1,963,607	$-
Ordinary share issued for acquisition of intangible assets held in a subsidiary	$1,550,000	$-	$-
Other receivables outstanding from disposal of subsidiary	$-	$1,000,000	$-
Forgiveness of former subsidiary’s receivable upon disposal of subsidiary	$120,000	$-	$-
Recognition of accrued liabilities from subsidiary	$-	$214,792	$-
Derecognition of intercompany balance upon disposal of subsidiary	$-	$23,164,488	$-
Proceeds from disposal of subsidiary received by intercompany	$1,400,000	$-	$-